S000088432 [Member] Investment Objectives and Goals - iShares Nasdaq-100 ex Top 30 ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® NASDAQ-100 EX TOP 30 ETF Ticker: QNXTStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) seeks to track the investment results of an index composed of the 31st- 100th largest companies by market capitalization within the Nasdaq-100 Index.